UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09333

Oppenheimer Main Street Mid Cap Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: June 30

Date of reporting period: 3/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS March 31, 2018 Unaudited

	Shares	Value

Common Stocks—97.9%

Consumer Discretionary—10.1%

Auto Components—1.1%
Visteon Corp.[1]	267,160	$29,451,718

Hotels, Restaurants & Leisure—1.6%
Cedar Fair LP2	215,015	13,735,158

Wendy’s Co. (The)	1,686,430	29,596,847

		43,332,005

Household Durables—1.1%
Mohawk Industries, Inc.[1]	127,630	29,638,239

Leisure Products—0.6%
Hasbro, Inc.	190,980	16,099,614

Media—0.4%
CBS Corp., Cl. B	249,760	12,835,166

Specialty Retail—4.4%
Best Buy Co., Inc.	431,690	30,213,983

Burlington Stores, Inc.[1]	212,710	28,322,337

O’Reilly Automotive, Inc.[1]	176,560	43,677,413

Ulta Beauty, Inc.[1]	93,900	19,180,953

		121,394,686

Textiles, Apparel & Luxury Goods—0.9%
Hanesbrands, Inc.	1,316,610	24,251,956

Consumer Staples—2.2%

Food Products—1.3%
Pinnacle Foods, Inc.	678,862	36,726,434

Household Products—0.9%
HRG Group, Inc.[1]	426,640	7,035,294

Spectrum Brands Holdings, Inc.	161,359	16,732,928

		23,768,222

Energy—8.3%

Oil, Gas & Consumable Fuels—8.3%
Magellan Midstream Partners LP2	764,214	44,591,887

Noble Energy, Inc.	3,545,763	107,436,619

Shell Midstream Partners LP2	2,475,240	52,103,802

Spectra Energy Partners LP2	704,854	23,711,288

		227,843,596

	Shares	Value

Financials—17.3%

Capital Markets—2.2%
Intercontinental Exchange, Inc.	821,110	$59,546,897

Commercial Banks—4.7%
East West Bancorp, Inc.	601,860	37,640,324

First Horizon National Corp.	1,930,850	36,357,906

Huntington Bancshares, Inc.	2,672,470	40,354,297

Signature Bank (New York)[1]	110,020	15,617,339

		129,969,866

Consumer Finance—2.5%
Synchrony Financial	2,038,390	68,347,217

Insurance—2.5%
Lincoln National Corp.	593,059	43,328,891

Progressive Corp. (The)	442,100	26,937,153

		70,266,044

Real Estate Investment Trusts (REITs)—5.4%
AGNC Investment Corp.	1,738,634	32,894,955

CubeSmart	520,893	14,689,183

Equinix, Inc.	34,000	14,216,760

Lamar Advertising Co., Cl. A	488,120	31,073,719

Mid-America Apartment Communities, Inc.	517,189	47,188,324

Outfront Media, Inc.	380,000	7,121,200

		147,184,141

Health Care—11.1%

Biotechnology—2.1%
BioMarin Pharmaceutical, Inc.[1]	175,080	14,193,736

Exact Sciences Corp.[1]	360,180	14,526,059

Exelixis, Inc.[1]	547,140	12,119,151

Galapagos NV1	95,558	9,582,372

Sage Therapeutics, Inc.[1]	42,590	6,859,971

		57,281,289

1      OPPENHEIMER MAIN STREET MID CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Health Care Equipment & Supplies—3.4%
Boston Scientific Corp.[1]	1,613,370	$44,077,268

IDEXX Laboratories, Inc.[1]	91,720	17,554,291

Intuitive Surgical, Inc.[1]	36,360	15,010,499

NuVasive, Inc.[1]	334,100	17,443,361

		94,085,419

Health Care Providers & Services—4.4%
DaVita, Inc.[1]	303,260	19,996,964

Humana, Inc.	84,000	22,581,720

Laboratory Corp. of America Holdings[1]	173,830	28,117,003

Quest Diagnostics, Inc.	205,110	20,572,533

WellCare Health Plans, Inc.[1]	160,010	30,982,736

		122,250,956

Life Sciences Tools & Services—1.2%
Agilent Technologies, Inc.	478,480	32,010,312

Industrials—19.0%

Aerospace & Defense—3.0%
L3 Technologies, Inc.	192,260	39,990,080

Spirit AeroSystems Holdings, Inc., Cl. A	516,520	43,232,724

		83,222,804

Air Freight & Couriers—0.8%
XPO Logistics, Inc.[1]	209,070	21,285,417

Airlines—3.7%
Alaska Air Group, Inc.	534,710	33,130,632

Spirit Airlines, Inc.[1]	1,815,202	68,578,331

		101,708,963

Commercial Services & Supplies—3.2%
Johnson Controls International plc	544,674	19,194,312

KAR Auction Services, Inc.	853,100	46,238,020

Waste Connections, Inc.	314,403	22,555,271

		87,987,603

Machinery—3.0%
Stanley Black & Decker, Inc.	226,860	34,754,952

	Shares	Value

Machinery (Continued)

Wabtec Corp.	597,720	$48,654,408

		83,409,360

Professional Services—1.1%
Equifax, Inc.	114,580	13,498,670

Nielsen Holdings plc	542,649	17,250,811

		30,749,481

Road & Rail—2.5%
Canadian Pacific Railway Ltd.	157,290	27,761,685

Genesee & Wyoming, Inc., Cl. A1	563,040	39,857,602

		67,619,287

Trading Companies & Distributors—1.7%
Fastenal Co.	586,760	32,031,228

Watsco, Inc.	79,300	14,350,921

		46,382,149

Information Technology—18.3%

Communications Equipment—1.2%
Palo Alto Networks, Inc.[1]	183,980	33,396,050

Internet Software & Services—1.2%
eBay, Inc.[1]	816,590	32,859,582

IT Services—5.8%
Black Knight, Inc.[1]	541,800	25,518,780

DXC Technology Co.	482,420	48,497,682

First Data Corp., Cl. A1	2,540,000	40,640,000

Teradata Corp.[1]	435,010	17,256,847

Total System Services, Inc.	318,150	27,443,619

		159,356,928

Semiconductors & Semiconductor Equipment—3.4%
Applied Materials, Inc.	385,421	21,433,262

Maxim Integrated Products, Inc.	395,010	23,787,502

Microchip Technology, Inc.	525,750	48,032,520

		93,253,284

Software—5.3%
Citrix Systems, Inc.[1]	263,790	24,479,712

Guidewire Software, Inc.[1]	184,542	14,916,530

PTC, Inc.[1]	350,434	27,337,356

2        OPPENHEIMER MAIN STREET MID CAP FUND

	Shares	Value
Software (Continued)

Red Hat, Inc.[1]	116,920	$17,480,709

ServiceNow, Inc.[1]	107,790	17,833,856

Tyler Technologies, Inc.[1]	110,720	23,357,491

Zynga, Inc., Cl. A1	5,110,260	18,703,552

		144,109,206

Technology Hardware, Storage & Peripherals—1.4%
Western Digital Corp.	428,072	39,498,203

Materials—5.2%

Chemicals—4.1%
Eastman Chemical Co.	1,058,080	111,712,086

Metals & Mining—1.1%
Franco-Nevada Corp.	427,850	29,260,662

Telecommunication Services—2.5%

Diversified Telecommunication Services—1.1%
Zayo Group Holdings, Inc.[1]	839,736	28,685,382

Wireless Telecommunication Services—1.4%
T-Mobile US, Inc.[1]	626,410	38,236,066

	Shares	Value
Utilities—3.9%

Electric Utilities—1.5%
PG&E Corp.	931,630	$40,926,506

Gas Utilities—2.4%
AmeriGas Partners LP2	1,676,474	67,008,666

Total Common Stocks (Cost $2,334,219,912)		2,686,951,462

Investment Company—1.6%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.58%[3,4] (Cost $45,287,977)	45,287,977	45,287,977

Total Investments, at Value (Cost $2,379,507,889)	99.5%	2,732,239,439
Net Other Assets (Liabilities)	0.5	14,686,409

Net Assets	100.0%	$2,746,925,848

Footnotes to Statement of Investments

1. Non-income producing security.

2. Security is a Master Limited Partnership.

3. Rate shown is the 7-day yield at period end.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares June 30, 2017	Gross Additions	Gross Reductions	Shares March 31, 2018

Oppenheimer Institutional Government Money Market Fund, Cl. E	46,586,206	783,102,692	784,400,921	45,287,977

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)

Oppenheimer Institutional Government Money Market Fund, Cl. E	$45,287,977	$446,953	$—	$—

3        OPPENHEIMER MAIN STREET MID CAP FUND

NOTES TO STATEMENT OF INVESTMENTS March 31, 2018 Unaudited

1. Organization

Oppenheimer Main Street Mid Cap Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee

4        OPPENHEIMER MAIN STREET MID CAP FUND

2. Securities Valuation (Continued)

considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes at period end based on valuation input level:

		Level 1— Unadjusted Quoted Prices		Level 2— Other Significant Observable Inputs		Level 3— Significant Unobservable Inputs		Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$	277,003,384	$	—	$	—	$	277,003,384
Consumer Staples		60,494,656		—		—		60,494,656
Energy		227,843,596		—		—		227,843,596

5      OPPENHEIMER MAIN STREET MID CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

		Level 1— Unadjusted Quoted Prices		Level 2— Other Significant Observable Inputs		Level 3— Significant Unobservable Inputs		Value
Common Stocks (Continued)
Financials	$	475,314,165	$	—	$	—	$	475,314,165
Health Care		296,045,604		9,582,372		—		305,627,976
Industrials		522,365,064		—		—		522,365,064
Information Technology		502,473,253		—		—		502,473,253
Materials		140,972,748		—		—		140,972,748
Telecommunication Services		66,921,448		—		—		66,921,448
Utilities		107,935,172		—		—		107,935,172
Investment Company		45,287,977		—		—		45,287,977

Total Assets	$	2,722,657,067	$	9,582,372	$	—	$	2,732,239,439

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

6      OPPENHEIMER MAIN STREET MID CAP FUND

3. Investments and Risks (Continued)

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates

7      OPPENHEIMER MAIN STREET MID CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

8      OPPENHEIMER MAIN STREET MID CAP FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Mid Cap Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/18/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/18/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	5/18/2018